26. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 1) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Number of shares outstanding	1,692,711,172	1,692,711,172	1,692,711,172
Common Shares [member]
Earnings per share [line items]
Common shares already paid up	566,036,634	566,036,634	566,036,634
Shares in treasury	(79)	(79)	(79)
Number of shares outstanding	566,036,555	566,036,555	566,036,555
Preferred Shares [member]
Earnings per share [line items]
Common shares already paid up	1,127,325,434	1,127,325,434	1,127,325,434
Shares in treasury	(650,817)	(650,817)	(650,817)
Number of shares outstanding	1,126,674,617	1,126,674,617	1,126,674,617